Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from Operating Activities:
Net income:	$ 3,613	$ 17,339	$ 66,854
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	30,330	30,319	30,395
Amortization and write-off of deferred financing fees	3,261	5,387	1,984
Deferred revenue amortization	(45)	369	(58)
Amortization of deferred charges	68	0	0
Amortization of fair value of acquired time charter	5,267	7,247	7,268
Changes in operating assets and liabilities:
Trade accounts receivable	107	(55)	3
Prepayments and other assets	389	(315)	(178)
Inventories	(421)	35	(486)
Due from/to related parties	31	(235)	(346)
Trade accounts payable	1,149	1,584	(1,105)
Accrued liabilities	155	299	155
Deferred charges	(1,472)	0	0
Deferred revenue	1,445	0	0
Unearned revenue	(883)	(2,635)	(868)
Net cash provided by Operating Activities	42,994	59,339	103,618
Cash flows from Investing Activities:
Other additions to vessels' equipment	(409)	0	(37,472)
Net cash used in Investing Activities	(409)	0	(37,472)
Cash flows from Financing Activities:
Payment of preferred units issuance costs	0	0	(119)
Net proceeds from issuance of preferred units	53,138	0	0
Payment of securities registration and other filing costs	(48)	(145)	0
Distributions declared and paid	(48,422)	(66,857)	(66,856)
Proceeds from long-term debt	0	480,000	66,667
Repayment of long-term debt	(4,800)	(474,900)	(32,500)
Payment of deferred finance fees	0	(12,568)	(36)
Net cash used in Financing Activities	(132)	(74,470)	(32,844)
Net increase/ decrease in cash and cash equivalents and restricted cash	42,453	(15,131)	33,302
Cash and cash equivalents and restricted cash at beginning of the year	67,464	82,595	49,293
Cash and cash equivalents and restricted cash at end of the year	109,917	67,464	82,595
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	109,917	67,464	57,595
Restricted cash	0	0	25,000
Cash and cash equivalents and restricted cash at end of the year	109,917	67,464	82,595
Cash paid during the year for:
Interest	$ 47,033	$ 39,796	$ 32,781